RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Mar. 31, 2023
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
2. RECENT ACCOUNTING PRONOUNCEMENTS

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS — In October 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, that requires companies to apply Accounting Standards Codification Topic 606, Contracts with Customers, to recognize and measure contract assets and contract liabilities from contracts with customers acquired in a business combination. We early adopted this update beginning in the second quarter of our fiscal year ending March 31, 2023, and it did not have a material impact on our Consolidated Financial Statements. The ongoing impact of this standard will be fact dependent on the transactions within its scope.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED — In September 2022, the FASB issued ASU 2022-04, Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations. This update requires buyers in a supplier finance program to disclose certain qualitative and quantitative information about the program. This update is effective for us beginning in the first quarter of our fiscal year ending March 31, 2024, except for a requirement to provide a roll forward of our obligations during the annual period, which is effective for us beginning in the first quarter of our fiscal year ending March 31, 2025. We are currently evaluating the impact this update will have on our disclosures.